February 24, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Guinness Atkinson Funds (the “Trust”)

File Nos. 33-75340; 811-8360

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 37 to the Trust’s Registration Statement for the purpose of making new disclosures required under SEC Release No. 33-8408. Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective 60 days after receipt of this filing. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement. The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

Please note that the Prospectus and SAI relating to the Funds were recently reviewed last year by the SEC as Post-Effective Amendment No. 36, filed pursuant to Rule 485(a)(1) on May 20th, 2004 (accession number 0000894189-04-000867). No change in the investment objective, policies, techniques or other materials aspects of the Fund’s operations is contemplated, except as required by SEC Release No 33-8408. Therefore, pursuant to Release No. IC-13768, we would like to request that the amendment be afforded limited and expedited review.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5344 or George Attisano at (212) 715-9555.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
For U.S. Bancorp Fund Services, LLC.

Enclosures